May 21, 2025

BNY MELLON FUNDS TRUST

BNY Mellon Emerging Markets Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Emerging Markets Fund – Portfolio Management" in the prospectus:

Alex Khosla is the fund's primary portfolio manager, a position he has held since October 2022. Mr. Khosla is an investment manager on the emerging markets and Asian equities team at NIM.

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The following chart supersedes and replaces the information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Income Stock Fund	John C. Bailer, Brian C. Ferguson, and Keith Howell
BNY Mellon Mid Cap Multi-Strategy Fund

Alicia Levine (investment allocation), Michael Mongelluzzo (Mid Cap Tax-Sensitive Strategy), Andrew Leger (Opportunistic Mid Cap Value Strategy), Monty Kori and Karen Behr (Mid Cap Growth Strategy), Steven L. Pollack and Timothy Collard (Boston Partners Mid Cap Value Strategy), and José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation), Andrew Leger (Opportunistic Small Cap Strategy and Small Cap Value Strategy), and Monty Kori and Karen Behr (Small Cap Growth Strategy)
BNY Mellon International Fund	James A. Lydotes
BNY Mellon Emerging Markets Fund	Alex Khosla
BNY Mellon Bond Fund	John F. Flahive
BNY Mellon Intermediate Bond Fund	John F. Flahive
BNY Mellon Corporate Bond Fund	John F. Flahive
BNY Mellon Short-Term U.S. Government Securities Fund	Lawrence R. Dunn
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon National Short-Term Municipal Bond Fund	John F. Flahive
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Gregory J. Conant and Mary Collette O'Brien

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Mary Collette O'Brien
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Gregory J. Conant and John F. Flahive
BNY Mellon Municipal Opportunities Fund	John F. Flahive
BNY Mellon Asset Allocation Fund	Alicia Levine (investment allocation), Michael Mongelluzzo (equity portion) and John F. Flahive (fixed-income portion)

The information for Lilliana Castillo Dearth in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

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